Cost Method Investment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Gain (Loss) on Investments [Line Items]
Beginning balance	$ 554,392
Gain from sale of cost method investment		$ 4,648,302	$ 4,337,736
Ending balance	1,542,454	554,392
Cost Method Investment [Member]
Gain (Loss) on Investments [Line Items]
Beginning balance	554,392	1,217,617
Acquisitions	216,232
Consideration of disposal		(5,790,369,000)
Gain from sale of cost method investment		4,648,302
Fair value adjustment of retained noncontrolling investment	807,265	477,393
Exchange difference	(35,435)	1,449
Ending balance	$ 1,542,454	$ 554,392	$ 1,217,617